Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, at beginning of period	¥ 2,559,390	¥ 2,476,863
Accumulated impairment losses, at beginning of period	(1,751,780)	(1,748,348)
Goodwill, Net at beginning of period	807,610	728,515
Foreign currency translation adjustments and other	2,955	(19,255)
Goodwill, at end of period	2,562,345	2,457,608
Accumulated impairment losses, at end of period	(1,751,780)	(1,748,348)
Goodwill, Net at end of period	¥ 810,565	¥ 709,260